Loss Per Share (Details) - Schedule of Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Diluted Loss Per Share [Abstract]
Loss from continuing operations, used in computation of basic loss per share (U.S. dollars in thousands)	$ (5,607)	$ (12,456)	$ (8,525)
Adjustments (U.S. dollars in thousands)
Total loss per share	$ (5,607)	$ (12,456)	$ (8,525)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share from continuing operations (in thousands)	41,435,000	31,594,000	27,106,000
Adjustments (in thousands)
Total weighted average of the number of ordinary shares	41,435,000	31,594,000	27,106,000
Diluted loss per share from continuing operations (U.S. dollar)	$ (0.14)	$ (0.39)	$ (0.31)